Average Annual Total Returns		12 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [8]	Dec. 31, 2025	Dec. 31, 2025
Advisor Class [Member] | Spectrum Low Volatility Fund | Morningstar/LSTA Leveraged Loan 100 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	7.24%		6.29%	5.80%
Advisor Class [Member] | Spectrum Low Volatility Fund | 50/50 iBoxx USD Liquid HY Index/Morningstar LSTA U.S. Leverage Loan 100 TR Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	8.04%		5.32%	5.90%
Advisor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return before taxes
Average Annual Return, Percent	[1]	6.22%		3.54%	7.27%
Advisor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.79%		1.57%	5.06%
Advisor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.72%		1.87%	4.72%
Investor Class [Member] | Spectrum Low Volatility Fund | Morningstar/LSTA Leveraged Loan 100 Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.24%		6.29%	5.80%
Investor Class [Member] | Spectrum Low Volatility Fund | 50/50 iBoxx USD Liquid HY Index/Morningstar LSTA U.S. Leverage Loan 100 TR Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	8.04%		5.32%	5.90%
Investor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.22%		3.54%	7.27%
Investor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.79%		1.57%	5.06%
Investor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.72%		1.87%	4.72%
Investor Class [Member] | Spectrum Active Advantage Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.88%		14.42%	14.82%
Investor Class [Member] | Spectrum Active Advantage Fund | Spectrum Active Advantage Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		15.24%		(0.26%)	7.28%
Investor Class [Member] | Spectrum Active Advantage Fund | Spectrum Active Advantage Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.17%		(2.60%)	5.21%
Investor Class [Member] | Spectrum Active Advantage Fund | Spectrum Active Advantage Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.14%		(0.78%)	5.29%
Investor Class [Member] | Spectrum Unconstrained Fund | Morningstar/LSTA Leveraged Loan 100 Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	7.24%	6.39%
Investor Class [Member] | Spectrum Unconstrained Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	7.30%	0.16%
Investor Class [Member] | Spectrum Unconstrained Fund | Spectrum Unconstrained Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.31%	3.59%
Performance Inception Date		Apr. 16, 2021
Investor Class [Member] | Spectrum Unconstrained Fund | Spectrum Unconstrained Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.11%	2.03%
Investor Class [Member] | Spectrum Unconstrained Fund | Spectrum Unconstrained Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.94%	2.07%

[1]	The Advisor Class shares have not commenced operations.
[2]	The Morningstar/LSTA Leveraged Loan 100 Index (formerly S&P LSTA Leveraged Loan 100 Index) is designed to reflect the performance of the largest facilities in the leveraged loan market. Term loans from syndicated credits must meet the following criteria at issuance to be eligible for inclusion. 1) senior secured 2) minimum initial term of one year 3) minimum initial spread of +125 basis points 4) U.S. Dollar denominated 5) all constituents must have a publicly assigned CUSIP. Investors cannot invest directly in an index, and the Morningstar/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses, or taxes.
[3]	The 50/50 iBoxx USD Liquid HY Index/Morningstar LSTA Leveraged Loan 100 TR Index gives 50% weight to The iBoxx USD Liquid High Yield Bond Fund TR and 50% weight to the Morningstar LSTA U.S. Leveraged Loan 100 TR Index. The iBoxx USD Liquid High Yield TR Index: is market-value weighted with an issuer cap of 3% and consists of liquid USD high yield bonds, elected to provide a balanced representation of the high yield corporate bond universe. Morningstar LSTA U.S. Leverage Loan 100 TR Index is designed to reflect the performance of the largest facilities in the leveraged loan market, but does not reflect deductions for fees, expenses, or taxes.
[4]	The Morningstar/LSTA Leveraged Loan 100 Index (formerly S&P/LSTA Leveraged Loan 100 Index) is designed to reflect the performance of the largest facilities in the leveraged loan market. Term loans from syndicated credits must meet the following criteria at issuance to be eligible for inclusion. 1) senior secured 2) minimum initial term of one year 3) minimum initial spread of +125 basis points 4) U.S. Dollar denominated 5) all constituents must have a publicly assigned CUSIP. Investors cannot invest directly in an index, and the Morningstar/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses, or taxes.
[5]	50/50 iBoxx USD Liquid High Yield Bond TR Index/Morningstar LSTA U.S. Leveraged Loan 100 TR Index: This benchmark gives 50% weight to the iBoxx USD Liquid High Yield Bond TR Index and 50% weight to the Morningstar LSTA U.S. Leveraged Loan 100 TR Index. The iBoxx USD Liquid High Yield TR Index: is market-value weighted with an issuer cap of 3% and consists of liquid USD high yield bonds, selected to provide a balanced representation of the high yield corporate bond universe. Morningstar LSTA U.S. Leveraged Loan 100 TR Index is designed to reflect the performance of the largest facilities in the leveraged loan market, but does not reflect deductions for fees, expenses, or taxes.
[6]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of all dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The S&P 500 Total Return Index performance does not reflect deductions for fees, expenses or taxes.
[7]	The Morningstar/LSTA Leveraged Loan 100 Index (formerly S&P/LSTA Leveraged Loan 100 Index) is designed to reflect the performance of the largest facilities in the leveraged loan market. Term loans from syndicated credits must meet the following criteria at issuance to be eligible for inclusion. 1) senior secured 2) minimum initial term of one year 3) minimum initial spread of LIBOR +125 BASIS POINTS 4) U.S. Dollar denominated 5) all constituents must have a publicly assigned CUSIP. Investors cannot invest directly in an index, and the Morningstar/LSTA Leveraged Loan 100 Index performance does not reflect deductions for fees, expenses, or taxes. The Fund has adopted this index as its primary broad measure of market performance because Fund management believes it aligns more closely with the asset composition of the Fund.
[8]	The Fund commenced operations on April 16, 2021.
[9]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund's returns, the index does not reflect any fees or expenses.